Document and Entity Information	Mar. 12, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000029989
Document Type	8-K
Document Period End Date	Mar. 12, 2025
Entity Registrant Name	OMNICOM GROUP INC.
Entity Incorporation State Country Code	NY
Entity File Number	1-10551
Entity Tax Identification Number	13-1514814
Entity Address, Address Line One	280 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	415-3600
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0.15 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.15 per share
Trading Symbol	OMC
Security Exchange Name	NYSE
A 0.800 Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.800% Senior Notes due 2027
Trading Symbol	OMC/27
Security Exchange Name	NYSE
A 1.400 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.400% Senior Notes due 2031
Trading Symbol	OMC/31
Security Exchange Name	NYSE
A 3.700 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.700% Senior Notes due 2032
Trading Symbol	OMC/32
Security Exchange Name	NYSE
A 2.250 Senior Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2033
Trading Symbol	OMC/33
Security Exchange Name	NYSE